UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:    Tiedemann Trust Company
Address: 1201 North Market Street Suite 1406
         Wilmington  DE 19801

Form 13F File Number: 28-12765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Peters
Title: Chief Compliance Officer
Phone: 302-656-5644

Signature, Place, and Date of Signing:

David A. Peters       Wilmington, Delaware         08/12/2011
--------------------  ---------------------------  ----------

By:    /s/ David A. Peters
      -------------------------
       David A. Peters

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:                   2

     Form 13F Information Table Entry Total:            168

     Form 13F Information Table Value Total:   $    463,676
                                               -----------------
                                                (thousands)



     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number   Name
     ---  -------------------    -----------------------------------------
      1    28-13689              Tiedemann Wealth Management Holdings, LLC
      2    28-13688              Tiedemann Wealth Management, LLC


COLUMN                                  COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------      --------      --------- -------- ----------------- ---------- -------- ---------------------
                                         TITLE                   VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                          OF CLASS        CUSIP   (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE    SHARED  NONE
----------------------------------      --------      --------- -------- -------  --- ---- ---------- -------- ------  ------ ------
3M Company                              COM           88579Y101      122    1290   SH      Defined         1 2   1290
3M Company                              COM           88579Y101      190    2000   SH        Other                              2000
Abbott Laboratories                     COM           002824100      554   10532   SH      Defined         1 2  10532
Abbott Laboratories                     COM           002824100      478    9080   SH        Other                              9080
Alexanders Incorporated                 COM           014752109      265     667   SH      Defined         1 2    667
Amazon Com Inc                          COM           023135106      204    1000   SH        Other                              1000
American International Group Inc.       COM NEW       026874784      435   14833   SH      Defined         1 2  14833
American International Group Inc.       COM NEW       026874784      390   13300   SH        Other                             13300
American Natl Ins Common                COM           028591105      310    4000   SH      Defined         1 2   4000
American Natl Ins Common                COM           028591105      674    8700   SH        Other                              8700
American Tower Corp                     CL A          029912201      366    7000   SH        Other                              7000
Amgen Inc Com                           COM           031162100      566    9700   SH      Defined         1 2   9700
Anadarko Pete Corp Common               COM           032511107      468    6100   SH        Other                              6100
Ansys Inc.                              COM           03662Q105      244    4458   SH      Defined         1 2   4458
Apple Computer Inc                      COM           037833100     3670   10933   SH      Defined         1 2  10933
Apple Computer Inc                      COM           037833100      514    1530   SH        Other                              1530
Applied Energetics Inc Common           COM           03819M106        4   13334   SH      Defined         1 2  13334
AT & T Inc                              COM           00206R102      330   10515   SH      Defined         1 2  10515
Barrick Gold Corp Common                COM           067901108      226    5000   SH        Other                              5000
Berkshire Hathaway Class B New          CL B NEW      084670702      542    7000   SH        Other                              7000
Blackrock Inc                           COM           09247X101      583    3040   SH        Other                              3040
BP Amoco Plc                            SPONSORED ADR 055622104      235    5303   SH      Defined         1 2   5303
Bristol Myers Squibb                    COM           110122108      209    7200   SH        Other                              7200
Buckeye Partners LP                     UNIT LTD PTN  118230101    10943  169505   SH      Defined         1 2 169505
Canadian Nat Res Ltd Common             COM           136385101      850   20300   SH        Other                             20300
Caterpillar Inc Del Com                 COM           149123101      217    2040   SH        Other                              2040
Celgene Corp Common                     COM           151020104      368    6100   SH        Other                              6100
Chesapeake Midstream Partners, Inc. LP UNIT           16524K108     8398  292613   SH      Defined         1 2 292613
Chevron Corp                            COM           166764100     1120   10895   SH      Defined         1 2  10895
Chipotle Mexican Grill                  COM           169656105      308    1000   SH        Other                              1000
Cigna Corp.                             COM           125509109      297    5775   SH      Defined         1 2   5775
Claymore/AlphaShares China Small Cap    GUGG CHN SML  18383Q853     6115  216539   SH      Defined         1 2 216539
CNA Finl Corp Common                    COM           126117100      494   17000   SH      Defined         1 2  17000
CNA Finl Corp Common                    COM           126117100      715   24600   SH        Other                             24600
Coca-cola Co Com                        COM           191216100      434    6448   SH      Defined         1 2   6448
Colgate Palmolive Co Com                COM           194162103      219    2500   SH        Other                              2500
Conoco Phillips                         COM           20825C104      764   10162   SH      Defined         1 2  10162
Consolidated Edison Inc                 COM           209115104      492    9236   SH      Defined         1 2   9236
Constellation Energy Group              COM           210371100      892   23500   SH      Defined         1 2  23500
Constellation Energy Group              COM           210371100     1101   29000   SH        Other                             29000
CSX Corp                                COM           126408103      210    8019   SH      Defined         1 2   8019
Diamond Offshore Drilling               COM           25271C102      246    3500   SH        Other                              3500
E I Du Pont De Nemours And Co.          COM           263534109      250    4618   SH      Defined         1 2   4618
Eaton Corporation Com                   COM           278058102      427    8300   SH        Other                              8300
Ecolab Inc Com                          COM           278865100      338    6000   SH        Other                              6000
EGShares Emerging Markets Consumer      EMRG GL DJ    268461779    10386  426715   SH      Defined         1 2 426715
El Paso Pipeline Partners L P           COM UNIT LPI  283702108    11649  335209   SH      Defined         1 2 335209
Enbridge Energy Partners, L.P.          COM           29250R106     8531  283720   SH      Defined         1 2 283720
Energy Transfer Equity L P              COM UT LT PT  29273V100     6637  147621   SH      Defined         1 2 147621
Enterprise Products Partners LP         COM           293792107    15199  351751   SH      Defined         1 2 351751
Eog Res Inc Com                         COM           26875P101      214    2050   SH        Other                              2050
Ev Energy Partners, LP                  COM UNITS     26926V107     4302   80661   SH      Defined         1 2  80661
Everest Re Group Ltd                    COM           G3223R108      654    8000   SH      Defined         1 2   8000
Everest Re Group Ltd                    COM           G3223R108      245    3000   SH        Other                              3000
Exxon Mobil Corp                        COM           30231G102     3372   41437   SH      Defined         1 2  41437
Fedex Corp Com                          COM           31428X106      228    2400   SH      Defined         1 2   2400
Fedex Corp Com                          COM           31428X106      575    6065   SH        Other                              6065
Freeport-mcmoran Copper & Gld Inc Cl B  COM           35671D857      191    3605   SH      Defined         1 2   3605
Freeport-mcmoran Copper & Gld Inc Cl B  COM           35671D857      317    6000   SH        Other                              6000
Gabelli Equity Tr Inc Common            COM           362397101      166   27285   SH      Defined         1 2  27285
General Electric                        COM           369604103     1469   77910   SH      Defined         1 2  77910
General Electric                        COM           369604103      481   25500   SH        Other                             25500
Genon Energy Inc Common                 COM           37244E107      676  175241   SH      Defined         1 2 175241
Genon Energy Inc Common                 COM           37244E107      645  167000   SH        Other                            167000
Goldman Sachs Group                     COM           38141G104      276    2075   SH        Other                              2075
Google Inc-Cl A                         CL A          38259P508       76     151   SH      Defined         1 2    151
Google Inc-Cl A                         CL A          38259P508      615    1215   SH        Other                              1215
Guggenheim Frontier Mkts Etf            GUGG FRNT MKT 18383Q838     2751  117377   SH      Defined         1 2 117377
Hewlett Packard Co Com                  COM           428236103      557   15300   SH        Other                             15300
Hospira Inc.                            COM           441060100       38     663   SH      Defined         1 2    663
Hospira Inc.                            COM           441060100      232    4100   SH        Other                              4100
Hugoton Royalty Tr                      UNIT BEN INT  444717102     3260  143348   SH      Defined         1 2 143348
Illinois Tool Wks Inc Com               COM           452308109      536    9482   SH      Defined         1 2   9482
Ingram Micro Inc.                       CL A          457153104      617   34000   SH      Defined         1 2  34000
Ingram Micro Inc.                       CL A          457153104      707   39000   SH        Other                             39000
Intel Corporation                       COM           458140100      676   30524   SH      Defined         1 2  30524
Intel Corporation                       COM           458140100      443   20000   SH        Other                             20000
Intercontinental Hotels Group Plc New   SPONS ADR NEW 45857P301      310   15000   SH        Other                             15000
International Business Machines Corp.   COM           459200101      725    4226   SH      Defined         1 2   4226
International Business Machines Corp.   COM           459200101      693    4040   SH        Other                              4040
iShares Barclay's 1-3 Year Treasury Bd  BRCLYS 1-3 YR 464287457    12281  145677   SH      Defined         1 2 145677
iShares Dow Jones US Technology         DJ US TECH SC 464287721    15548  239130   SH      Defined         1 2 239130
iShares MSCI Canada Index               MSCI CDA INDX 464286509    10250  323650   SH      Defined         1 2 323650
iShares MSCI Japan Index                MSCI JAPAN    464286848     4035  386850   SH      Defined         1 2 386850
Jetblue Airways Corporation             COM           477143101      659  108000   SH      Defined         1 2 108000
Jetblue Airways Corporation             COM           477143101      610  100000   SH        Other                            100000
Johnson & Johnson                       COM           478160104     2163   32517   SH      Defined         1 2  32517
Johnson & Johnson                       COM           478160104      535    8050   SH        Other                              8050
JPMorgan Alerian MLP ETN                ALERIAN ML    46625H365    23046  620696   SH      Defined         1 2 620696
Jpmorgan Chase & Co                     COM           46625H100      414   10118   SH      Defined         1 2  10118
Jpmorgan Chase & Co                     COM           46625H100      416   10150   SH        Other                             10150
Kayne Anderson Energy Development Co    COM           48660Q102     2390  131851   SH      Defined         1 2 131851
Kayne Anderson MLP Investment Co.       COM           486606106     2804   92681   SH      Defined         1 2  92681
Korea Elec Pwr Corp Sponsored ADR       SPONSORED ADR 500631106      743   56000   SH      Defined         1 2  56000
Korea Elec Pwr Corp Sponsored ADR       SPONSORED ADR 500631106      439   33100   SH        Other                             33100
Liberty Media Corp New Reorganized      DEB 3.125%    530718AF2       36   30000   SH      Defined         1 2  30000
Magellan Midstream Partners LP          COM UNT RP LP 559080106    10746  179908   SH      Defined         1 2 179908
Market Vectors Agribusiness ETF         AGRIBUS ETF   57060U605    14415  267987   SH      Defined         1 2 267987
Market Vectors Gold Miners ETF          GOLD MINR ETF 57060U100    19821  363089   SH      Defined         1 2 363089
Market Vectors Pre-Refunded Muni ETF    PRE-RF MN ETF 57060U738      765   30614   SH      Defined         1 2  30614
Mastercard Inc Class A                  CL A          57636Q104      452    1500   SH        Other                              1500
McDonalds Corp Com                      COM           580135101      296    3510   SH      Defined         1 2   3510
McDonalds Corp Com                      COM           580135101       21     250   SH        Other                               250
Merck & Co. New                         COM           58933Y105      247    7008   SH      Defined         1 2   7008
Micron Technology Inc Com               COM           595112103      471   63000   SH      Defined         1 2  63000
Micron Technology Inc Com               COM           595112103      661   88400   SH        Other                             88400
Microsoft Corp.                         COM           594918104      690   26523   SH      Defined         1 2  26523
Microsoft Corp.                         COM           594918104      390   15000   SH        Other                             15000
Montpelier Re Holdings Ltd Shs          SHS           G62185106      504   28000   SH      Defined         1 2  28000
Montpelier Re Holdings Ltd Shs          SHS           G62185106      396   22000   SH        Other                             22000
National Oilwell Varco Inc Common       COM           637071101      317    4050   SH        Other                              4050
Norfolk Southern Corp                   COM           655844108      225    3000   SH        Other                              3000
Novartis Ag Sponsored Adr               SPONSORED ADR 66987V109      373    6100   SH        Other                              6100
Nustar Energy L.P.                      UNIT COM      67058H102     9185  141978   SH      Defined         1 2 141978
NV Energy, Inc.                         COM           67073Y106      353   23000   SH      Defined         1 2  23000
NV Energy, Inc.                         COM           67073Y106      476   31000   SH        Other                             31000
Occidental Petroleum Corp               COM           674599105      520    5000   SH        Other                              5000
Oil Services HOLDRS Trust               DEPSTRY RCPT  678002106     1142    7514   SH      Defined         1 2   7514
Omnicom Group Inc Com                   COM           681919106      202    4200   SH        Other                              4200
Oneok Partners LP                       UNIT LTD PTN  68268N103     9702  113743   SH      Defined         1 2 113743
Oracle Corp Com                         COM           68389X105      158    4793   SH      Defined         1 2   4793
Oracle Corp Com                         COM           68389X105      197    6000   SH        Other                              6000
Overseas Shipholding Group Inc Common   COM           690368105      159    5900   SH      Defined         1 2   5900
Overseas Shipholding Group Inc Common   COM           690368105      178    6600   SH        Other                              6600
Pepsico Inc.                            COM           713448108       91    1287   SH      Defined         1 2   1287
Pepsico Inc.                            COM           713448108      176    2500   SH        Other                              2500
Permian Basin Royalty Trust             UNIT BEN INT  714236106     1648   76172   SH      Defined         1 2  76172
Pfizer Inc.                             COM           717081103      365   17709   SH      Defined         1 2  17709
Phillip Morris International, Inc.      COM           718172109      363    5437   SH      Defined         1 2   5437
Pioneer Southwest Energy LP             UNIT LP INT   72388B106     5902  210100   SH      Defined         1 2 210100
Plains All American Pipeline, L.P.      UNIT LTD PTN  726503105     9581  149709   SH      Defined         1 2 149709
PNM Resources Inc.                      COM           69349H107      753   45000   SH      Defined         1 2  45000
Potash Corp Sask Inc                    COM           73755L107      285    5000   SH      Defined         1 2   5000
Powershares DB US Dollar Idx Bllsh Fnd  DOLL INDX BLL 73936D107      312   14702   SH      Defined         1 2  14702
Praxair                                 COM           74005P104      223    2054   SH      Defined         1 2   2054
Procter & Gamble Co.                    COM           742718109     1386   21803   SH      Defined         1 2  21803
Procter & Gamble Co.                    COM           742718109      318    5000   SH        Other                              5000
ProShares Short 20+ Year Treasury       SHRT 20+YR TR 74347X849     2005   47117   SH      Defined         1 2  47117
Royal Dutch Shell Petroleum ADR         SPONS ADR A   780259206      325    4566   SH      Defined         1 2   4566
San Juan Basin Rty Tr                   UNIT BEN INT  798241105     2734  113425   SH      Defined         1 2 113425
Sanmina-sci Corp Common New             COM NEW       800907206      248   24000   SH      Defined         1 2  24000
Sanmina-sci Corp Common New             COM NEW       800907206      227   22000   SH        Other                             22000
Schlumberger Limited                    COM           806857108      874   10120   SH        Other                             10120
Sector Spdr Energy Select               SBI INT-ENRGY 81369Y506    20387  270558   SH      Defined         1 2 270558
Select Sector SPDR- Financial           SBI INT-FINL  81369Y605      275   17900   SH      Defined         1 2  17900
Select Sector SPDR: Consumer Staples    SBI CNS STPLS 81369Y308     5025  160913   SH      Defined         1 2 160913
SPDR Gold Trust                         GOLD SHS      78463V107   104112  713094   SH      Defined         1 2 713094
SPDR Gold Trust                         GOLD SHS      78463V107        4      30   SH        Other                                30
Targa Resources Partners LP             COM UNIT      87611X105     5500  154485   SH      Defined         1 2 154485
Tiffany and Co.                         COM           886547108      393    5000   SH        Other                              5000
Toyota Mtr Copr Adr 2 Toyota Motor Corp SP ADR REP2CM 892331307      989   12000   SH      Defined         1 2  12000
United Technologies Co                  COM           913017109      436    4928   SH      Defined         1 2   4928
United Technologies Co                  COM           913017109      443    5000   SH        Other                              5000
Unum Group Common                       COM           91529Y106      573   22500   SH      Defined         1 2  22500
Unum Group Common                       COM           91529Y106      688   27000   SH        Other                             27000
Vanguard Natural Resources LLC          COM UNIT      92205F106     2307   82045   SH      Defined         1 2  82045
Verizon Communications                  COM           92343V104      271    7274   SH      Defined         1 2   7274
Vodafone Group Plc New Spnsred ADR New  SPONS ADR NEW 92857W209       29    1082   SH      Defined         1 2   1082
Vodafone Group Plc New Spnsred ADR New  SPONS ADR NEW 92857W209      401   15000   SH        Other                             15000
Vornado Rlty Tr Common                  SH BEN INT    929042109      322    3460   SH      Defined         1 2   3460
Vornado Rlty Tr Common                  SH BEN INT    929042109      380    4075   SH        Other                              4075
Walt Disney Co.                         COM DISNEY    254687106      334    8555   SH      Defined         1 2   8555
Walt Disney Co.                         COM DISNEY    254687106      506   12950   SH        Other                             12950
Western Gas Partners L.P.               COM UNIT LP   958254104     5258  147951   SH      Defined         1 2 147951
Williams Partners Common Unit LP        COM UNIT L P  96950F104     5272   97312   SH      Defined         1 2  97312
Wisdomtree Tr Japan Hedged Equity Fund  JP TOTAL DIV  97717W851     5538  153248   SH      Defined         1 2 153248
Yamana Gold Inc.                        COM           98462Y100      814   70000   SH      Defined         1 2  70000
Yamana Gold Inc.                        COM           98462Y100      942   81000   SH        Other                             81000